Share-based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 30, 2009 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Apr. 30, 2023 shares	Dec. 31, 2020 shares	Oct. 31, 2019 shares	Apr. 30, 2018 shares	Feb. 03, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award options outstanding number		3,806,000		4,561,000	4,561,000	4,905,000	4,905,000	3,806,000		5,902,000
Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options non vested number		371,000		0	0			371,000
Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of share options granted | $ / shares			$ 4.94	$ 8.53		$ 23.3
Fair value of options vested		¥ 58,380	$ 8,223		¥ 58,648		¥ 34,618
2015 Share Incentive Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance												10,222,222	8,000,000
Additional number of shares reserved for future issuance												2,222,222
2015 Share Incentive Plan [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense		¥ 8,669						$ 1,221
Weighted average remaining vesting period		1 year 9 months 3 days	1 year 9 months 3 days
2015 Share Incentive Plan [Member] | Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense		¥ 31,857						$ 4,487
Weighted average remaining vesting period		1 year 9 months 7 days	1 year 9 months 7 days
2023 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award options outstanding number		0						0
2023 Share Incentive Plan [Member] | Maximum [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance									5,668,625
2023 Share Incentive Plan [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options non vested number		0						0
NetEase Group [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares-based compensation expense | ¥		¥ 416			¥ 1,499		¥ 1,043
NetEase [Member] | 2009 RSU Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance	323,694,050
Share based compensation by share based award term	10 years
NetEase [Member] | 2019 Plan [Member] | Maximum [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance											322,458,300